SEGMENT REPORTING - Revenue by Segment (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Segment Reporting Information [Line Items]
Portfolio servicing	$ 354,366	$ 419,422	$ 590,057	$ 990,328
Total revenues	11,378,765	8,398,901	21,584,974	18,276,299
Portfolio servicing
Segment Reporting Information [Line Items]
Portfolio servicing	354,366	419,422	590,057	990,328
Active management
Segment Reporting Information [Line Items]
Active management	$ 11,024,399	$ 7,979,479	$ 20,994,917	$ 17,285,971